UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31st
Date of reporting period: September 30, 2015
Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks—Long Positions (95.2%)
Consumer Discretionary (14.8%)
*,† American Axle & Manufacturing Holdings Inc.		115,900	2,311
*,† Skechers U.S.A. Inc. Class A		17,200	2,306
*,† DISH Network Corp. Class A		39,500	2,304
*,† Penn National Gaming Inc.		136,800	2,295
†	American Eagle Outfitters Inc.	146,700	2,293
†	Cooper Tire & Rubber Co.	57,800	2,284
*,† Express Inc.		127,300	2,275
†	Target Corp.	28,700	2,258
*,† Pinnacle Entertainment Inc.		66,600	2,254
†	Expedia Inc.	18,300	2,154
	Children's Place Inc.	35,600	2,053
*	Dave & Buster's Entertainment Inc.	53,400	2,020
†	Foot Locker Inc.	28,000	2,015
†	Scholastic Corp.	51,033	1,988
*,† Boyd Gaming Corp.		120,000	1,956
*,† O'Reilly Automotive Inc.		7,800	1,950
†	Outerwall Inc.	34,250	1,950
†	Jack in the Box Inc.	24,800	1,911
†	Big Lots Inc.	39,400	1,888
*,† Denny's Corp.		166,900	1,841
†	Caleres Inc.	60,200	1,838
*,† G-III Apparel Group Ltd.		29,700	1,831
*,† NVR Inc.		1,200	1,830
	Cato Corp. Class A	48,400	1,647
	Darden Restaurants Inc.	24,000	1,645
*,† Madison Square Garden Co. Class A		22,800	1,645
	Leggett & Platt Inc.	39,500	1,629
†	Home Depot Inc.	13,900	1,605
†	Marriott Vacations Worldwide Corp.	20,500	1,397
†	Marriott International Inc. Class A	17,400	1,187
*	Michaels Cos. Inc.	50,600	1,169
*	BJ's Restaurants Inc.	22,900	985
*	Diamond Resorts International Inc.	33,100	774
*	Helen of Troy Ltd.	8,400	750
†	Columbia Sportswear Co.	12,000	705
*	Cooper-Standard Holding Inc.	11,700	679
	AMC Entertainment Holdings Inc.	26,000	655
*	Amazon.com Inc.	1,100	563
*	Nautilus Inc.	29,000	435
*	Burlington Stores Inc.	6,400	327
	Best Buy Co. Inc.	8,500	316
			65,918
Consumer Staples (5.2%)
†	Cal-Maine Foods Inc.	44,100	2,408
†	Coty Inc. Class A	87,000	2,354
†	Pilgrim's Pride Corp.	111,000	2,307
*,† SUPERVALU Inc.		309,800	2,224
†	Dean Foods Co.	130,100	2,149

*,† USANA Health Sciences Inc.		15,900	2,131
	SpartanNash Co.	74,900	1,936
†	Bunge Ltd.	22,500	1,649
†	Dr Pepper Snapple Group Inc.	16,200	1,281
	Fresh Del Monte Produce Inc.	32,300	1,276
	Kroger Co.	35,200	1,270
	Coca-Cola Bottling Co. Consolidated	5,000	967
*	Post Holdings Inc.	15,200	898
*	Seaboard Corp.	170	524
			23,374
Energy (5.8%)
†	Noble Corp. plc	213,300	2,327
†	PBF Energy Inc. Class A	82,400	2,326
†	Valero Energy Corp.	38,500	2,314
†	Alon USA Energy Inc.	127,900	2,311
†	Scorpio Tankers Inc.	250,900	2,301
†	Tesoro Corp.	23,400	2,275
†	Nordic American Tankers Ltd.	147,900	2,248
†	Marathon Petroleum Corp.	47,300	2,191
†	Ship Finance International Ltd.	134,300	2,182
*	McDermott International Inc.	462,100	1,987
†	Delek US Holdings Inc.	50,800	1,407
	Western Refining Inc.	15,300	675
*,† Fairmount Santrol Holdings Inc.		226,500	612
	HollyFrontier Corp.	7,300	357
*	WPX Energy Inc.	46,600	309
			25,822
Financials (14.0%)
	Citigroup Inc.	45,500	2,257
†	First American Financial Corp.	57,700	2,254
†	Assured Guaranty Ltd.	90,100	2,253
*,† MGIC Investment Corp.		242,700	2,247
†	Popular Inc.	74,300	2,246
†	Maiden Holdings Ltd.	161,500	2,242
†	Universal Insurance Holdings Inc.	74,400	2,198
†	Lazard Ltd. Class A	49,900	2,161
*,† Credit Acceptance Corp.		10,860	2,138
	Great Western Bancorp Inc.	82,300	2,088
†	HFF Inc. Class A	59,000	1,992
	PacWest Bancorp	43,200	1,849
*	LendingTree Inc.	19,800	1,842
†	Everest Re Group Ltd.	10,300	1,785
†	PrivateBancorp Inc.	45,900	1,759
†	Voya Financial Inc.	44,600	1,729
	Travelers Cos. Inc.	17,300	1,722
†	Janus Capital Group Inc.	124,800	1,697
*	Santander Consumer USA Holdings Inc.	80,600	1,646
	Bank of America Corp.	103,300	1,609
†	Reinsurance Group of America Inc. Class A	17,700	1,603
†	AmTrust Financial Services Inc.	25,100	1,581
*	E*TRADE Financial Corp.	57,900	1,525
†	KeyCorp	116,300	1,513
†	Aspen Insurance Holdings Ltd.	32,500	1,510
	JPMorgan Chase & Co.	24,600	1,500
*	First BanCorp	405,800	1,445
	Cathay General Bancorp	45,800	1,372

†	International Bancshares Corp.	51,400	1,287
	Wells Fargo & Co.	23,200	1,191
*	Arch Capital Group Ltd.	16,000	1,176
	PNC Financial Services Group Inc.	12,600	1,124
	Hartford Financial Services Group Inc.	23,500	1,076
†	Huntington Bancshares Inc.	87,400	926
†	Washington Federal Inc.	40,600	924
	OM Asset Management plc	51,900	800
†	Nelnet Inc. Class A	22,200	768
†	Associated Banc-Corp	33,900	609
	FBL Financial Group Inc. Class A	5,700	351
*	World Acceptance Corp.	10,650	286
			62,281
Health Care (13.4%)
*,† PRA Health Sciences Inc.		58,400	2,268
*,† Amedisys Inc.		58,400	2,217
*,† ICU Medical Inc.		19,800	2,168
*,† Cambrex Corp.		54,600	2,166
*	Masimo Corp.	55,800	2,152
*,† Centene Corp.		39,400	2,137
*,† Charles River Laboratories International Inc.		33,600	2,134
†	AmerisourceBergen Corp. Class A	22,200	2,109
*	Molina Healthcare Inc.	30,400	2,093
*,† INC Research Holdings Inc. Class A		51,600	2,064
*,† Eagle Pharmaceuticals Inc.		26,600	1,969
	Cardinal Health Inc.	25,500	1,959
*	AMN Healthcare Services Inc.	62,500	1,876
*,† Merrimack Pharmaceuticals Inc.		220,200	1,874
*,† ABIOMED Inc.		20,200	1,874
*	FibroGen Inc.	85,400	1,872
*,† Quintiles Transnational Holdings Inc.		26,000	1,809
*,† Natus Medical Inc.		45,800	1,807
*	Merit Medical Systems Inc.	73,100	1,748
*,† Sucampo Pharmaceuticals Inc. Class A		87,667	1,742
*,† HCA Holdings Inc.		22,155	1,714
*	Adeptus Health Inc. Class A	21,200	1,712
	Gilead Sciences Inc.	17,000	1,669
	Aetna Inc.	14,500	1,586
*,† NewLink Genetics Corp.		43,300	1,552
†	Anthem Inc.	11,000	1,540
*	Halozyme Therapeutics Inc.	104,000	1,397
*	Emergent BioSolutions Inc.	45,300	1,291
†	Eli Lilly & Co.	15,400	1,289
*,† Lannett Co. Inc.		28,700	1,192
†	Ensign Group Inc.	23,400	997
*	VCA Inc.	18,800	990
	Quality Systems Inc.	71,600	893
*	Array BioPharma Inc.	156,900	715
†	Chemed Corp.	4,600	614
*,† Bruker Corp.		34,900	573
			59,762
Industrials (16.7%)
*,† Hawaiian Holdings Inc.		94,700	2,337
†	Insperity Inc.	52,500	2,306
*,† American Woodmark Corp.		35,500	2,303
†	Huntington Ingalls Industries Inc.	21,483	2,302

†	Aircastle Ltd.	111,100	2,290
†	General Dynamics Corp.	16,500	2,276
†	Allegiant Travel Co. Class A	10,500	2,271
*,† Virgin America Inc.		66,100	2,263
*,† JetBlue Airways Corp.		87,100	2,245
†	Owens Corning	53,200	2,230
†	CEB Inc.	32,600	2,228
†	Alaska Air Group Inc.	27,820	2,210
	Comfort Systems USA Inc.	79,200	2,159
*,† Dycom Industries Inc.		29,300	2,120
*,† Aerojet Rocketdyne Holdings Inc.		131,000	2,120
†	Interface Inc. Class A	94,400	2,118
*,† Meritor Inc.		197,000	2,094
*,† Spirit AeroSystems Holdings Inc. Class A		42,300	2,045
†	Southwest Airlines Co.	50,800	1,932
†	Korn/Ferry International	57,100	1,888
†	Northrop Grumman Corp.	11,230	1,864
	Knoll Inc.	84,400	1,855
	John Bean Technologies Corp.	48,300	1,847
†	Cintas Corp.	21,200	1,818
†	Apogee Enterprises Inc.	40,100	1,790
*,† Atlas Air Worldwide Holdings Inc.		49,700	1,718
*	United Continental Holdings Inc.	30,300	1,607
†	Deluxe Corp.	27,600	1,538
†	PACCAR Inc.	28,600	1,492
†	Pitney Bowes Inc.	74,700	1,483
*	TASER International Inc.	63,600	1,401
	Matson Inc.	36,200	1,393
†	Textron Inc.	35,800	1,347
†	Masco Corp.	49,000	1,234
	Robert Half International Inc.	22,400	1,146
	Boeing Co.	8,600	1,126
	General Cable Corp.	85,800	1,021
†	West Corp.	44,900	1,006
†	Greenbrier Cos. Inc.	31,200	1,002
†	Trinity Industries Inc.	37,740	856
†	UniFirst Corp.	6,800	726
	3M Co.	4,300	610
*,† Avis Budget Group Inc.		11,200	489
†	ManpowerGroup Inc.	5,800	475
			74,581
Information Technology (15.5%)
†	CDW Corp.	56,700	2,317
†	SYNNEX Corp.	27,006	2,297
*,† Tech Data Corp.		33,500	2,295
*,† Cirrus Logic Inc.		72,500	2,285
*,† Sykes Enterprises Inc.		88,800	2,264
*,† Manhattan Associates Inc.		36,100	2,249
*,† Ciena Corp.		105,300	2,182
*,† RingCentral Inc. Class A		119,700	2,173
*,† Aspen Technology Inc.		56,900	2,157
*,† MicroStrategy Inc. Class A		10,600	2,083
*,† Electronic Arts Inc.		30,700	2,080
*	Globant SA	63,500	1,942
	Leidos Holdings Inc.	46,100	1,904
*,† Infinera Corp.		96,700	1,891
†	CSG Systems International Inc.	61,000	1,879

†	Blackbaud Inc.	33,300	1,869
†	Booz Allen Hamilton Holding Corp. Class A	67,800	1,777
†	MAXIMUS Inc.	29,400	1,751
*,† Blackhawk Network Holdings Inc.		40,000	1,696
*	Synaptics Inc.	19,900	1,641
*,† Ambarella Inc.		28,200	1,630
*,† AVG Technologies NV		74,300	1,616
	TeleTech Holdings Inc.	58,600	1,570
	Heartland Payment Systems Inc.	24,400	1,537
*,† ARRIS Group Inc.		58,971	1,532
*	Gigamon Inc.	75,900	1,519
*,† Super Micro Computer Inc.		55,000	1,499
†	Computer Sciences Corp.	23,400	1,436
*	Sanmina Corp.	65,900	1,408
†	Science Applications International Corp.	34,400	1,383
	DST Systems Inc.	12,800	1,346
*,† Gartner Inc.		15,900	1,335
	Skyworks Solutions Inc.	14,300	1,204
	Ebix Inc.	46,900	1,171
*,† VASCO Data Security International Inc.		62,900	1,072
*	Paycom Software Inc.	29,000	1,041
*	Unisys Corp.	79,100	941
*	Benchmark Electronics Inc.	40,400	879
*,† Advanced Micro Devices Inc.		448,430	771
†	Avnet Inc.	17,600	751
	Lexmark International Inc. Class A	24,500	710
*	Cimpress NV	7,600	578
	Western Union Co.	28,800	529
*	CACI International Inc. Class A	4,700	348
†	Accenture plc Class A	2,500	246
*	Barracuda Networks Inc.	7,600	118
			68,902
Materials (4.8%)
*,† Chemtura Corp.		82,300	2,355
†	LyondellBasell Industries NV Class A	27,700	2,309
†	Avery Dennison Corp.	40,100	2,268
*,† Trinseo SA		88,418	2,233
	Domtar Corp.	58,700	2,099
*	Ferro Corp.	178,800	1,958
†	Sealed Air Corp.	37,300	1,749
	International Paper Co.	36,900	1,394
	Ashland Inc.	10,900	1,097
†	Graphic Packaging Holding Co.	81,200	1,039
	Innospec Inc.	20,300	944
	Bemis Co. Inc.	20,400	807
†	Westlake Chemical Corp.	14,560	756
	Sherwin-Williams Co.	2,300	512
			21,520
Telecommunication Services (0.5%)
†	Telephone & Data Systems Inc.	67,100	1,675
	Verizon Communications Inc.	14,900	648
			2,323
Utilities (4.5%)
†	WGL Holdings Inc.	40,500	2,336
†	Edison International	36,300	2,289
†	FirstEnergy Corp.	68,300	2,138

† Public Service Enterprise Group Inc.	48,000	2,024
† American States Water Co.	48,400	2,004
† Vectren Corp.	47,000	1,974
New Jersey Resources Corp.	65,000	1,952
Exelon Corp.	62,800	1,865
† UGI Corp.	52,400	1,825
IDACORP Inc.	22,300	1,443
Ormat Technologies Inc.	11,900	405
		20,255
Total Common Stocks—Long Positions (Cost $419,622)		424,738
Common Stocks Sold Short (-95.9%)
Consumer Discretionary (-14.7%)
Ralph Lauren Corp. Class A	(20,400)	(2,411)
EW Scripps Co. Class A	(131,500)	(2,324)
* Netflix Inc.	(22,500)	(2,323)
* Under Armour Inc. Class A	(23,400)	(2,265)
* Hyatt Hotels Corp. Class A	(48,000)	(2,261)
BorgWarner Inc.	(54,300)	(2,258)
* Murphy USA Inc.	(40,900)	(2,247)
* TripAdvisor Inc.	(35,500)	(2,237)
* Dollar Tree Inc.	(32,500)	(2,166)
Lions Gate Entertainment Corp.	(57,800)	(2,127)
* Houghton Mifflin Harcourt Co.	(104,400)	(2,120)
Wynn Resorts Ltd.	(39,300)	(2,088)
Signet Jewelers Ltd.	(14,800)	(2,015)
* Priceline Group Inc.	(1,580)	(1,954)
Standard Motor Products Inc.	(53,000)	(1,849)
* LKQ Corp.	(65,000)	(1,843)
* CarMax Inc.	(31,071)	(1,843)
* Vitamin Shoppe Inc.	(55,200)	(1,802)
Yum! Brands Inc.	(22,000)	(1,759)
Graham Holdings Co. Class B	(2,900)	(1,673)
* Standard Pacific Corp.	(206,100)	(1,649)
* Meritage Homes Corp.	(44,900)	(1,640)
* Apollo Education Group Inc.	(141,300)	(1,563)
Men's Wearhouse Inc.	(35,000)	(1,488)
* Federal-Mogul Holdings Corp.	(212,300)	(1,450)
* Liberty Broadband Corp.	(28,200)	(1,443)
* Ascent Capital Group Inc. Class A	(51,900)	(1,421)
Hanesbrands Inc.	(49,100)	(1,421)
* Shutterfly Inc.	(39,400)	(1,409)
Harley-Davidson Inc.	(24,700)	(1,356)
Tiffany & Co.	(15,400)	(1,189)
Churchill Downs Inc.	(8,200)	(1,097)
* Groupon Inc. Class A	(327,500)	(1,068)
Restaurant Brands International Inc.	(23,700)	(851)
Rent-A-Center Inc.	(35,000)	(849)
* Vista Outdoor Inc.	(18,100)	(804)
* Liberty Broadband Corp. Class A	(15,600)	(803)
H&R Block Inc.	(18,800)	(681)
* Loral Space & Communications Inc.	(13,600)	(640)
Interval Leisure Group Inc.	(30,300)	(556)
Mattel Inc.	(23,000)	(484)
		(65,427)

Consumer Staples (-5.5%)
* Edgewell Personal Care Co.	(28,482)	(2,324)
* HRG Group Inc.	(194,800)	(2,285)
Hershey Co.	(24,300)	(2,233)
Keurig Green Mountain Inc.	(41,900)	(2,185)
* TreeHouse Foods Inc.	(27,800)	(2,163)
* Sprouts Farmers Market Inc.	(101,100)	(2,133)
* Darling Ingredients Inc.	(189,100)	(2,125)
JM Smucker Co.	(18,600)	(2,122)
* United Natural Foods Inc.	(43,400)	(2,105)
Andersons Inc.	(58,700)	(1,999)
Energizer Holdings Inc.	(22,600)	(875)
* Rite Aid Corp.	(78,600)	(477)
Procter & Gamble Co.	(5,600)	(403)
Spectrum Brands Holdings Inc.	(4,000)	(366)
PriceSmart Inc.	(3,800)	(294)
Kellogg Co.	(3,600)	(240)
		(24,329)
Energy (-5.3%)
* Southwestern Energy Co.	(184,200)	(2,338)
Pioneer Natural Resources Co.	(19,100)	(2,323)
* Whiting Petroleum Corp.	(151,300)	(2,310)
Range Resources Corp.	(70,000)	(2,248)
SM Energy Co.	(70,000)	(2,243)
* Rice Energy Inc.	(136,100)	(2,199)
* Kosmos Energy Ltd.	(376,300)	(2,100)
Noble Energy Inc.	(63,900)	(1,929)
* Diamondback Energy Inc.	(25,200)	(1,628)
Anadarko Petroleum Corp.	(26,800)	(1,618)
* Bonanza Creek Energy Inc.	(238,800)	(972)
* Concho Resources Inc.	(5,900)	(580)
ConocoPhillips	(10,700)	(513)
CONSOL Energy Inc.	(49,500)	(485)
		(23,486)
Financials (-14.4%)
Sterling Bancorp	(156,900)	(2,333)
Loews Corp.	(63,000)	(2,277)
Simmons First National Corp. Class A	(47,400)	(2,272)
CNA Financial Corp.	(65,000)	(2,270)
* Berkshire Hathaway Inc. Class B	(17,300)	(2,256)
* Enstar Group Ltd.	(15,000)	(2,250)
Zions Bancorporation	(81,600)	(2,247)
Valley National Bancorp	(228,000)	(2,244)
UMB Financial Corp.	(43,900)	(2,231)
Kearny Financial Corp.	(194,100)	(2,226)
Mercury General Corp.	(43,990)	(2,222)
Assurant Inc.	(27,000)	(2,133)
White Mountains Insurance Group Ltd.	(2,800)	(2,092)
First Niagara Financial Group Inc.	(203,600)	(2,079)
* Genworth Financial Inc. Class A	(442,100)	(2,043)
Arthur J Gallagher & Co.	(48,600)	(2,006)
Old National Bancorp	(138,900)	(1,935)
MB Financial Inc.	(58,100)	(1,896)
M&T Bank Corp.	(14,800)	(1,805)
Virtus Investment Partners Inc.	(17,800)	(1,789)
Evercore Partners Inc. Class A	(35,100)	(1,763)

Union Bankshares Corp.	(72,600)	(1,742)
* Texas Capital Bancshares Inc.	(33,000)	(1,730)
Umpqua Holdings Corp.	(105,000)	(1,711)
Talmer Bancorp Inc. Class A	(98,600)	(1,642)
Unum Group	(50,300)	(1,614)
Leucadia National Corp.	(77,700)	(1,574)
McGraw Hill Financial Inc.	(16,700)	(1,445)
Old Republic International Corp.	(84,500)	(1,322)
Fidelity & Guaranty Life	(52,000)	(1,276)
NorthStar Asset Management Group Inc.	(88,800)	(1,275)
WesBanco Inc.	(38,000)	(1,195)
* PHH Corp.	(74,500)	(1,052)
Charles Schwab Corp.	(34,800)	(994)
T. Rowe Price Group Inc.	(11,300)	(785)
Boston Private Financial Holdings Inc.	(48,200)	(564)
		(64,290)
Health Care (-13.1%)
* ExamWorks Group Inc.	(80,900)	(2,365)
* Intercept Pharmaceuticals Inc.	(13,900)	(2,305)
Cooper Cos. Inc.	(15,400)	(2,292)
* Brookdale Senior Living Inc.	(95,800)	(2,200)
* Sage Therapeutics Inc.	(51,800)	(2,192)
Zimmer Biomet Holdings Inc.	(22,700)	(2,132)
* Alnylam Pharmaceuticals Inc.	(26,500)	(2,130)
* Bluebird Bio Inc.	(24,700)	(2,113)
* Ultragenyx Pharmaceutical Inc.	(21,900)	(2,109)
* Insulet Corp.	(81,400)	(2,109)
* Chimerix Inc.	(55,100)	(2,105)
Becton Dickinson and Co.	(15,800)	(2,096)
* ACADIA Pharmaceuticals Inc.	(63,000)	(2,083)
* Puma Biotechnology Inc.	(27,500)	(2,072)
* Cerner Corp.	(34,300)	(2,057)
Medtronic plc	(29,700)	(1,988)
* LDR Holding Corp.	(56,100)	(1,937)
* Endologix Inc.	(154,700)	(1,897)
Bio-Techne Corp.	(19,500)	(1,803)
* HeartWare International Inc.	(32,800)	(1,716)
Baxter International Inc.	(52,200)	(1,715)
Owens & Minor Inc.	(52,100)	(1,664)
Perrigo Co. plc	(10,400)	(1,636)
* NxStage Medical Inc.	(98,600)	(1,555)
* Achillion Pharmaceuticals Inc.	(222,000)	(1,534)
* Medidata Solutions Inc.	(34,900)	(1,470)
* Pacira Pharmaceuticals Inc.	(31,800)	(1,307)
* Alkermes plc	(16,100)	(945)
* TESARO Inc.	(20,900)	(838)
* Relypsa Inc.	(43,900)	(813)
* Impax Laboratories Inc.	(20,500)	(722)
* HMS Holdings Corp.	(76,300)	(669)
Patterson Cos. Inc.	(14,900)	(644)
* Alexion Pharmaceuticals Inc.	(3,900)	(610)
* Diplomat Pharmacy Inc.	(10,900)	(313)
* Novavax Inc.	(22,800)	(161)
		(58,297)
Industrials (-16.2%)
Oshkosh Corp.	(62,300)	(2,263)

Franklin Electric Co. Inc.	(83,100)	(2,263)
Macquarie Infrastructure Corp.	(30,200)	(2,255)
* Stericycle Inc.	(16,100)	(2,243)
Joy Global Inc.	(150,200)	(2,243)
Tyco International plc	(66,500)	(2,225)
Covanta Holding Corp.	(126,500)	(2,207)
Donaldson Co. Inc.	(76,700)	(2,154)
Forward Air Corp.	(50,800)	(2,108)
Primoris Services Corp.	(113,500)	(2,033)
* Kirby Corp.	(31,600)	(1,958)
* KLX Inc.	(54,100)	(1,934)
Norfolk Southern Corp.	(24,700)	(1,887)
* MasTec Inc.	(112,500)	(1,781)
* Hertz Global Holdings Inc.	(105,700)	(1,768)
Matthews International Corp. Class A	(36,000)	(1,763)
US Ecology Inc.	(40,100)	(1,750)
Raven Industries Inc.	(100,241)	(1,699)
* Genesee & Wyoming Inc. Class A	(28,700)	(1,696)
EnPro Industries Inc.	(43,100)	(1,688)
* Huron Consulting Group Inc.	(26,900)	(1,682)
Flowserve Corp.	(39,500)	(1,625)
* Colfax Corp.	(54,000)	(1,615)
* Clean Harbors Inc.	(35,600)	(1,565)
* Wesco Aircraft Holdings Inc.	(127,300)	(1,553)
* Advisory Board Co.	(34,100)	(1,553)
* Generac Holdings Inc.	(49,300)	(1,483)
Mobile Mini Inc.	(48,000)	(1,478)
* Chart Industries Inc.	(75,100)	(1,443)
* Nortek Inc.	(22,600)	(1,431)
Manitowoc Co. Inc.	(95,100)	(1,427)
* WageWorks Inc.	(31,300)	(1,411)
General Electric Co.	(54,700)	(1,380)
* MRC Global Inc.	(122,900)	(1,370)
* Roadrunner Transportation Systems Inc.	(71,080)	(1,308)
* Nielsen Holdings plc	(26,500)	(1,178)
Heartland Express Inc.	(54,900)	(1,095)
* SPX FLOW Inc.	(30,800)	(1,060)
* DXP Enterprises Inc.	(36,000)	(982)
Applied Industrial Technologies Inc.	(22,900)	(874)
Fastenal Co.	(21,700)	(794)
* RBC Bearings Inc.	(11,600)	(693)
* UTi Worldwide Inc.	(141,300)	(649)
* Trex Co. Inc.	(19,000)	(633)
* Proto Labs Inc.	(9,200)	(616)
* NCI Building Systems Inc.	(49,950)	(528)
* Babcock & Wilcox Enterprises Inc.	(29,900)	(502)
SPX Corp.	(30,800)	(367)
Kennametal Inc.	(11,700)	(291)
		(72,504)
Information Technology (-16.3%)
* Yahoo! Inc.	(80,800)	(2,336)
Corning Inc.	(136,400)	(2,335)
* Qorvo Inc.	(51,600)	(2,325)
* CoStar Group Inc.	(13,400)	(2,319)
* Pandora Media Inc.	(108,400)	(2,313)
QUALCOMM Inc.	(42,500)	(2,283)
* Trimble Navigation Ltd.	(138,400)	(2,273)

* LinkedIn Corp. Class A	(11,900)	(2,263)
* Yelp Inc. Class A	(104,300)	(2,259)
* WEX Inc.	(25,800)	(2,240)
* NetSuite Inc.	(26,600)	(2,232)
* CommVault Systems Inc.	(65,500)	(2,224)
* Twitter Inc.	(82,300)	(2,217)
* SunEdison Inc.	(308,300)	(2,214)
SanDisk Corp.	(40,400)	(2,195)
Vishay Intertechnology Inc.	(224,400)	(2,174)
* Autodesk Inc.	(48,300)	(2,132)
Oracle Corp.	(58,500)	(2,113)
* Demandware Inc.	(39,600)	(2,047)
* Cornerstone OnDemand Inc.	(61,900)	(2,043)
Microsoft Corp.	(45,000)	(1,992)
* HomeAway Inc.	(73,000)	(1,937)
* ServiceNow Inc.	(24,400)	(1,695)
* First Solar Inc.	(39,400)	(1,684)
* Palo Alto Networks Inc.	(9,700)	(1,668)
Analog Devices Inc.	(29,500)	(1,664)
FEI Co.	(22,700)	(1,658)
Visa Inc. Class A	(23,100)	(1,609)
* salesforce.com inc	(21,780)	(1,512)
* Splunk Inc.	(27,200)	(1,505)
* ViaSat Inc.	(22,600)	(1,453)
* Alliance Data Systems Corp.	(5,500)	(1,424)
Cypress Semiconductor Corp.	(125,800)	(1,072)
EMC Corp.	(43,500)	(1,051)
Cognex Corp.	(26,000)	(894)
FLIR Systems Inc.	(31,400)	(879)
AVX Corp.	(66,700)	(873)
* Bottomline Technologies de Inc.	(32,100)	(803)
* Workday Inc. Class A	(10,700)	(737)
* FleetCor Technologies Inc.	(4,950)	(681)
* Bankrate Inc.	(46,160)	(478)
* SolarWinds Inc.	(9,900)	(388)
j2 Global Inc.	(5,400)	(383)
* Finisar Corp.	(18,500)	(206)
		(72,783)
Materials (-5.0%)
FMC Corp.	(67,600)	(2,292)
* WR Grace & Co.	(24,400)	(2,270)
Tahoe Resources Inc.	(290,412)	(2,248)
* Louisiana-Pacific Corp.	(156,000)	(2,221)
Allegheny Technologies Inc.	(156,100)	(2,214)
* Platform Specialty Products Corp.	(167,400)	(2,118)
Eagle Materials Inc.	(28,400)	(1,943)
Freeport-McMoRan Inc.	(196,000)	(1,899)
Martin Marietta Materials Inc.	(12,200)	(1,854)
Carpenter Technology Corp.	(44,800)	(1,334)
TimkenSteel Corp.	(81,300)	(823)
Worthington Industries Inc.	(18,500)	(490)
Praxair Inc.	(4,300)	(438)
HB Fuller Co.	(9,000)	(305)
		(22,449)
Telecommunication Services (-0.8%)
* Level 3 Communications Inc.	(49,900)	(2,180)

Frontier Communications Corp.	(208,300)	(990)
Consolidated Communications Holdings Inc.	(24,500)	(472)
		(3,642)
Utilities (-4.6%)
WEC Energy Group Inc.	(43,900)	(2,293)
* Dynegy Inc.	(107,400)	(2,220)
MDU Resources Group Inc.	(126,400)	(2,174)
Pattern Energy Group Inc. Class A	(112,300)	(2,144)
TerraForm Power Inc. Class A	(143,700)	(2,043)
National Fuel Gas Co.	(37,900)	(1,894)
ITC Holdings Corp.	(52,400)	(1,747)
NRG Energy Inc.	(109,700)	(1,629)
* Calpine Corp.	(110,000)	(1,606)
South Jersey Industries Inc.	(59,600)	(1,505)
OGE Energy Corp.	(34,700)	(949)
California Water Service Group	(22,400)	(496)
		(20,700)
Total Common Stocks Sold Short (Proceeds $481,161)		(427,907)
Temporary Cash Investment (6.9%)
Money Market Fund (6.9%)
1 Vanguard Market Liquidity Fund, 0.189% (Cost $30,726)	30,726,000	30,726
†Other Assets and Liabilities-Net (93.8%)		418,640
Net Assets (100%)		446,197

*	Non-income-producing security.
†	Long security positions with a value of $244,971,000 and cash of $415,008,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Market Neutral Fund

C. At September 30, 2015, the cost of long security positions for tax purposes was $450,402,000. Net unrealized appreciation of long security positions for tax purposes was $5,062,000, consisting of unrealized gains of $38,273,000 on securities that had risen in value since their purchase and $33,211,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized appreciation on securities sold short was $53,254,000, consisting of unrealized gains of $67,665,000 on securities that had fallen in value since their sale and $14,411,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2015
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.